Variable Interest Entities (Assets and Liabilities of Non-consolidated Variable Interest Entities) (Detail) - JPY (¥) ¥ in Millions	Sep. 30, 2021	Mar. 31, 2021
Variable Interest Entity [Line Items]
Total assets	¥ 353,793,109	¥ 353,824,625
Liabilities, Total	336,692,290	337,580,071
Non-consolidated VIEs
Variable Interest Entity [Line Items]
Total assets	250,517,456	241,164,323
Maximum exposure	19,047,123	18,790,574
Total assets	14,954,948	14,939,167
Trading account assets	1,295,852	1,824,640
Investment securities	4,381,622	4,268,142
Loans	9,086,165	8,690,937
All other assets	191,309	155,448
Liabilities, Total	30,505	179,568
All other liabilities	30,505	179,568
Non-consolidated VIEs | Disposal group, disposed of by sale, not discontinued operations | MUFG Union Bank
Variable Interest Entity [Line Items]
Total assets	15,957
Non-consolidated VIEs | Asset-backed conduits
Variable Interest Entity [Line Items]
Total assets	23,029,409	25,491,847
Maximum exposure	5,402,493	5,606,965
Total assets	4,177,144	4,211,342
Trading account assets	171	277
Investment securities	1,588,926	1,598,992
Loans	2,588,047	2,612,073
All other assets	0	0
Liabilities, Total	33	0
All other liabilities	33	0
Non-consolidated VIEs | Investment funds
Variable Interest Entity [Line Items]
Total assets	102,739,859	102,840,486
Maximum exposure	2,860,451	2,646,071
Total assets	2,370,234	2,288,210
Trading account assets	332,708	538,190
Investment securities	504,543	501,434
Loans	1,486,401	1,213,179
All other assets	46,582	35,407
Liabilities, Total	0	114,911
All other liabilities	0	114,911
Non-consolidated VIEs | Special purpose entities created for structured financing
Variable Interest Entity [Line Items]
Total assets	37,739,921	38,771,947
Maximum exposure	4,344,864	4,409,839
Total assets	3,034,948	3,254,145
Trading account assets	299,681	476,784
Investment securities	20,897	25,234
Loans	2,705,792	2,745,441
All other assets	8,578	6,686
Liabilities, Total	2,155	10,447
All other liabilities	2,155	10,447
Non-consolidated VIEs | Repackaged instruments
Variable Interest Entity [Line Items]
Total assets	8,857,947	8,604,182
Maximum exposure	3,120,016	3,088,564
Total assets	3,053,769	3,008,695
Trading account assets	468,240	611,245
Investment securities	2,259,704	2,142,482
Loans	273,258	204,332
All other assets	52,567	50,636
Liabilities, Total	0	29,478
All other liabilities	0	29,478
Non-consolidated VIEs | Other
Variable Interest Entity [Line Items]
Total assets	78,150,320	65,455,861
Maximum exposure	3,319,299	3,039,135
Total assets	2,318,853	2,176,775
Trading account assets	195,052	198,144
Investment securities	7,552	0
Loans	2,032,667	1,915,912
All other assets	83,582	62,719
Liabilities, Total	28,317	24,732
All other liabilities	¥ 28,317	¥ 24,732